Property, Equipment and Software - Schedule of Depreciation and Amortization Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	¥ 226,419	$ 32,828	¥ 11,009	¥ 11,852
General and administrative expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	11,954		6,439	7,680
Research and development expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	6,047		2,826	3,874
Cost of Revenues
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	208,362		1,715	217
Sales and marketing expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	¥ 56		¥ 29	¥ 81